Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2021

VIPEI-QTLY-0521
1.799856.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	536,970	$16,254,082
Verizon Communications, Inc.	616,760	35,864,594
		52,118,676
Entertainment - 3.0%
Activision Blizzard, Inc.	275,575	25,628,475
The Walt Disney Co. (a)	817,597	150,862,998
		176,491,473
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	31,288	64,532,126
Media - 3.4%
Comcast Corp. Class A	2,329,133	126,029,387
Interpublic Group of Companies, Inc.	1,454,673	42,476,452
Shaw Communications, Inc. Class B	217,200	5,648,202
WPP PLC	2,308,800	29,422,143
		203,576,184
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	116,700	5,381,368
T-Mobile U.S., Inc.	460,218	57,660,713
		63,042,081

TOTAL COMMUNICATION SERVICES		559,760,540

CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	306,580	68,716,841
Starbucks Corp.	285,441	31,190,138
		99,906,979
Household Durables - 1.0%
Lennar Corp. Class A	321,885	32,584,419
Tempur Sealy International, Inc.	815,100	29,800,056
		62,384,475
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	340,598	20,858,222
Leisure Products - 0.3%
Allstar Co-Invest Blocker LP (a)(b)	102,417	17,393,479
Multiline Retail - 2.3%
Dollar Tree, Inc. (a)	255,083	29,196,800
Kohl's Corp.	529,900	31,587,339
Nordstrom, Inc.	412,800	15,632,736
Target Corp.	288,708	57,184,394
		133,601,269
Specialty Retail - 2.7%
Best Buy Co., Inc.	164,200	18,851,802
Burlington Stores, Inc. (a)	103,678	30,978,986
Dick's Sporting Goods, Inc.	205,100	15,618,365
Lowe's Companies, Inc.	84,872	16,140,957
The Home Depot, Inc.	192,307	58,701,712
TJX Companies, Inc.	273,474	18,090,305
		158,382,127
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	184,000	19,448,800
Tapestry, Inc.	781,200	32,193,252
		51,642,052

TOTAL CONSUMER DISCRETIONARY		544,168,603

CONSUMER STAPLES - 7.7%
Beverages - 1.7%
Diageo PLC	489,200	20,097,078
Keurig Dr. Pepper, Inc.	465,000	15,982,050
The Coca-Cola Co.	1,180,846	62,242,393
		98,321,521
Food & Staples Retailing - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	329,139	10,612,487
BJ's Wholesale Club Holdings, Inc. (a)	342,150	15,348,849
Costco Wholesale Corp.	50,400	17,764,992
Kroger Co.	659,017	23,718,022
Sysco Corp.	446,200	35,133,788
Walmart, Inc.	512,045	69,551,072
		172,129,210
Food Products - 1.7%
Bunge Ltd.	219,700	17,415,619
Lamb Weston Holdings, Inc.	374,900	29,047,252
Mondelez International, Inc.	673,071	39,394,846
Nestle SA (Reg. S)	134,007	14,938,617
		100,796,334
Household Products - 1.4%
Procter & Gamble Co.	613,044	83,024,549

TOTAL CONSUMER STAPLES		454,271,614

ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
BP PLC	3,886,553	15,787,009
Canadian Natural Resources Ltd.	705,000	21,794,581
Chevron Corp.	967,305	101,363,891
ConocoPhillips Co.	811,604	42,990,664
Enterprise Products Partners LP	1,271,244	27,992,793
Exxon Mobil Corp.	1,872,466	104,539,777
Imperial Oil Ltd.	1,954,135	47,333,389
Phillips 66 Co.	470,100	38,331,954
Suncor Energy, Inc.	2,841,200	59,392,316
Valero Energy Corp.	424,434	30,389,474
		489,915,848
FINANCIALS - 20.5%
Banks - 13.2%
Bank of America Corp.	4,228,409	163,597,144
Citigroup, Inc.	1,638,299	119,186,252
Huntington Bancshares, Inc.	1,563,370	24,576,176
JPMorgan Chase & Co.	1,504,675	229,056,668
M&T Bank Corp.	491,067	74,450,668
PNC Financial Services Group, Inc.	289,200	50,728,572
Wells Fargo & Co.	3,021,368	118,044,848
		779,640,328
Capital Markets - 1.7%
BlackRock, Inc. Class A	82,654	62,317,810
KKR & Co. LP	760,736	37,161,954
		99,479,764
Consumer Finance - 1.9%
Capital One Financial Corp.	898,116	114,267,299
Insurance - 3.7%
American Financial Group, Inc.	273,800	31,240,580
American International Group, Inc.	335,500	15,503,455
Chubb Ltd.	449,882	71,067,860
Old Republic International Corp.	1,089,900	23,803,416
The Travelers Companies, Inc.	533,940	80,304,576
		221,919,887

TOTAL FINANCIALS		1,215,307,278

HEALTH CARE - 12.8%
Biotechnology - 2.2%
AbbVie, Inc.	547,939	59,297,959
Amgen, Inc.	282,675	70,332,367
		129,630,326
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	166,978	40,600,701
Danaher Corp.	402,468	90,587,497
		131,188,198
Health Care Providers & Services - 1.7%
Cigna Corp.	188,109	45,473,470
UnitedHealth Group, Inc.	149,612	55,666,137
		101,139,607
Pharmaceuticals - 6.7%
AstraZeneca PLC (United Kingdom)	305,336	30,475,160
Bristol-Myers Squibb Co.	1,270,237	80,190,062
Eli Lilly & Co.	390,858	73,020,092
Johnson & Johnson	754,296	123,968,548
Roche Holding AG (participation certificate)	95,621	30,975,792
Royalty Pharma PLC	79,500	3,467,790
Sanofi SA	552,955	54,678,487
		396,775,931

TOTAL HEALTH CARE		758,734,062

INDUSTRIALS - 10.9%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	142,801	46,216,116
The Boeing Co.	209,200	53,287,424
		99,503,540
Air Freight & Logistics - 1.1%
Deutsche Post AG	359,469	19,694,783
United Parcel Service, Inc. Class B	266,014	45,219,720
		64,914,503
Building Products - 0.6%
Johnson Controls International PLC	562,800	33,582,276
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	142,227	15,365,767
Electrical Equipment - 0.9%
AMETEK, Inc.	432,152	55,198,775
Industrial Conglomerates - 2.6%
General Electric Co.	5,853,262	76,853,330
Roper Technologies, Inc.	133,194	53,722,468
Siemens AG	141,129	23,189,131
		153,764,929
Machinery - 1.7%
Crane Co.	110,400	10,367,664
Fortive Corp.	297,316	21,002,402
ITT, Inc.	342,052	31,095,947
Nordson Corp.	75,300	14,960,604
Otis Worldwide Corp.	176,930	12,110,859
Snap-On, Inc.	60,700	14,005,918
		103,543,394
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	6,745	15,658,642
Professional Services - 0.3%
Equifax, Inc.	98,100	17,768,853
Road & Rail - 1.0%
Norfolk Southern Corp.	223,690	60,065,239
Trading Companies & Distributors - 0.4%
Watsco, Inc.	90,858	23,691,224

TOTAL INDUSTRIALS		643,057,142

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,838,954	95,092,311
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	131,861	17,024,574
IT Services - 1.2%
Amdocs Ltd.	388,333	27,241,560
Genpact Ltd.	719,600	30,813,272
Visa, Inc. Class A	67,442	14,279,495
		72,334,327
Semiconductors & Semiconductor Equipment - 2.2%
NXP Semiconductors NV	296,700	59,737,578
Qualcomm, Inc.	208,640	27,663,578
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	370,142	43,780,396
		131,181,552
Software - 2.1%
Microsoft Corp.	313,250	73,854,953
NortonLifeLock, Inc.	1,429,500	30,391,170
Open Text Corp.	344,100	16,406,837
		120,652,960
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	227,529	27,792,667
Samsung Electronics Co. Ltd.	700,366	50,856,897
		78,649,564

TOTAL INFORMATION TECHNOLOGY		514,935,288

MATERIALS - 2.6%
Chemicals - 1.2%
Linde PLC	248,389	69,583,694
Containers & Packaging - 1.1%
Crown Holdings, Inc.	438,059	42,509,245
WestRock Co.	392,033	20,405,318
		62,914,563
Metals & Mining - 0.3%
Anglo American PLC (United Kingdom)	503,700	19,738,343

TOTAL MATERIALS		152,236,600

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	145,173	34,705,057
Lamar Advertising Co. Class A	344,600	32,364,832
Public Storage	114,596	28,277,709
		95,347,598
UTILITIES - 5.3%
Electric Utilities - 2.7%
Exelon Corp.	885,049	38,712,043
NextEra Energy, Inc.	1,151,616	87,073,686
NRG Energy, Inc.	771,629	29,113,562
PG&E Corp. (a)	662,300	7,755,533
		162,654,824
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	1,506,001	26,626,098
Multi-Utilities - 2.1%
Ameren Corp.	383,358	31,190,007
CenterPoint Energy, Inc.	981,568	22,232,515
Dominion Energy, Inc.	631,400	47,961,144
WEC Energy Group, Inc.	272,125	25,468,179
		126,851,845

TOTAL UTILITIES		316,132,767

TOTAL COMMON STOCKS
(Cost $3,863,824,004)		5,743,867,340

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (c)
(Cost $175,887,754)	175,855,708	175,890,879
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,039,711,758)		5,919,758,219
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,872,814)
NET ASSETS - 100%		$5,914,885,405

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,393,479 or 0.3% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allstar Co-Invest Blocker LP	8/1/11	$8,499,711

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,207
Fidelity Securities Lending Cash Central Fund	24,205
Total	$42,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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